Expense Example - FidelityOTCPortfolio-AMCIZPRO - FidelityOTCPortfolio-AMCIZPRO - Fidelity OTC Portfolio	Oct. 04, 2024 USD ($)
Fidelity Advisor OTC Fund - Class Z
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	822
Fidelity Advisor OTC Fund - Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,897
Fidelity Advisor OTC Fund - Class A
Expense Example:
1 year	674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor OTC Fund - Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor OTC Fund - Class I
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	$ 966